Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about “Compensation Actually Paid,” as defined by the SEC and in Footnote 2 below, and certain financial performance of the Company.

			Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)			Total Shareholder Return (TSR)	FTSE Nareit Equity Health Care Index TSR(3)	GAAP Net Income (Loss) (in 000s)	Normalized FFO/ Share(4)
2023	$13,520,625	$10,139,836	$4,107,540	$3,806,036	$102.39	$92.96	$(40,973)	$2.99
2022	14,059,092	17,813,641	4,224,753	4,826,766	88.97	81.59	(47,447)	2.99
2021	14,263,728	9,914,452	6,012,810	5,967,437	97.29	104.85	49,008	2.90
2020	12,628,714	9,443,112	5,404,681	4,924,463	90.29	90.14	439,149	3.32

Company Selected Measure Name	Normalized FFO/Share
Named Executive Officers, Footnote	The Named Executive Officers in the fiscal years identified above were:

Year	CEO	Other NEOs
2023	Debra A. Cafaro	Peter J. Bulgarelli, J. Justin Hutchens, Carey S. Roberts and Robert F. Probst
2022	Debra A. Cafaro	Peter J. Bulgarelli, John D. Cobb, J. Justin Hutchens and Robert F. Probst
2021	Debra A. Cafaro	Peter J. Bulgarelli, John D. Cobb, J. Justin Hutchens and Robert F. Probst
2020	Debra A. Cafaro	John D. Cobb, J. Justin Hutchens, Robert F. Probst and Carey S. Roberts

Peer Group Issuers, Footnote	Total Shareholder Return and FTSE Nareit Equity Health Care Index Total Shareholder Return reflect the return a stockholder would have recognized at the end of each of the fiscal years shown had they invested $100 in the Company or the FTSE Nareit Equity Health Care Index, respectively, on January 1, 2000. We have chosen to include the FTSE Nareit Equity Health Care Index TSR as our peer group TSR in this table as this is one of the primary measures of performance used in our long-term incentive plan.
PEO Total Compensation Amount	$ 13,520,625	$ 14,059,092	$ 14,263,728	$ 12,628,714
PEO Actually Paid Compensation Amount	$ 10,139,836	17,813,641	9,914,452	9,443,112
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2020		2021		2022		2023
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,509,954)	(3,720,262)	(11,013,974)	(4,380,687)	(9,666,901)	(2,437,396)	(9,598,375)	(2,393,832)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,307,263	3,602,556	10,897,323	4,375,204	9,370,105	2,300,701	7,859,925	2,004,184
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,207,093)	(199,761)	(2,221,470)	(19,974)	478,362	(108,888)	(3,129,391)	(380,161)

	2020		2021		2022		2023
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,182,102)	(154,234)	121,077	182,836	3,244,357	671,289	327,101	177,586
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,094,539)	(166,103)	(2,323,203)	(334,555)	(503,173)	(94,075)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	500,822	157,586	190,971	131,803	831,798	270,382	1,159,951	290,720
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—		—	—	—	—
TOTAL ADJUSTMENTS	(3,185,602)	(480,218)	(4,349,276)	(45,373)	3,754,549	602,013	(3,380,789)	(301,504)

Non-PEO NEO Average Total Compensation Amount	$ 4,107,540	4,224,753	6,012,810	5,404,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,806,036	4,826,766	5,967,437	4,924,463
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2020		2021		2022		2023
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,509,954)	(3,720,262)	(11,013,974)	(4,380,687)	(9,666,901)	(2,437,396)	(9,598,375)	(2,393,832)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,307,263	3,602,556	10,897,323	4,375,204	9,370,105	2,300,701	7,859,925	2,004,184
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,207,093)	(199,761)	(2,221,470)	(19,974)	478,362	(108,888)	(3,129,391)	(380,161)

	2020		2021		2022		2023
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,182,102)	(154,234)	121,077	182,836	3,244,357	671,289	327,101	177,586
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,094,539)	(166,103)	(2,323,203)	(334,555)	(503,173)	(94,075)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	500,822	157,586	190,971	131,803	831,798	270,382	1,159,951	290,720
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—		—	—	—	—
TOTAL ADJUSTMENTS	(3,185,602)	(480,218)	(4,349,276)	(45,373)	3,754,549	602,013	(3,380,789)	(301,504)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Cumulative TSR

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Ventas Total Shareholder Return ($)	FTSE NAREIT Equity Health Care Index TSR ($)

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss) (in $000s)

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Net Income (in $000s)

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Normalized Funds from Operations per Share ($)

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Normalized Funds from Operations per Share ($)

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Cumulative TSR

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Ventas Total Shareholder Return ($)	FTSE NAREIT Equity Health Care Index TSR ($)

Tabular List, Table

Financial Performance Measures Linked to the Compensation of Named Executive Officers
Normalized FFO per Share
Fixed Charge Coverage
TSR Relative to the FTSE Nareit Equity Health Care Index
TSR Relative to the MSCI U.S. REIT Index
Net Debt to Further Adjusted EBITDA

Total Shareholder Return Amount	$ 102.39	88.97	97.29	90.29
Peer Group Total Shareholder Return Amount	92.96	81.59	104.85	90.14
Net Income (Loss)	$ (40,973,000)	$ (47,447,000)	$ 49,008,000	$ 439,149,000
Company Selected Measure Amount | $ / shares	2.99	2.99	2.90	3.32
PEO Name	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO per Share
Non-GAAP Measure Description	Normalized FFO/Share is one of the primary measures used in our Annual Incentive Plan. Historical cost accounting for real estate assets implicitly assumes that the value of real estate assets diminishes predictably over time. However, because real estate values historically have risen or fallen with market conditions, many industry investors deem presentations of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. For that reason, we consider Funds From Operations attributable to common stockholders (“FFO”) and Normalized FFO to be appropriate supplemental measures of operating performance of an equity REIT. For information regarding the calculation of Normalized FFO, please see Appendix A. To calculate Normalized FFO on per share basis, Normalized FFO is divided by weighted average diluted shares as set forth in Note 15 of our 2023 Form 10-K.
Measure:: 2
Pay vs Performance Disclosure
Name	Fixed Charge Coverage
Measure:: 3
Pay vs Performance Disclosure
Name	TSR Relative to the FTSE Nareit Equity Health Care Index
Measure:: 4
Pay vs Performance Disclosure
Name	TSR Relative to the MSCI U.S. REIT Index
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt to Further Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,380,789)	$ 3,754,549	$ (4,349,276)	$ (3,185,602)
PEO | Equity Awards Reclassified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(9,598,375)	(9,666,901)	(11,013,974)	(9,509,954)
PEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,859,925	9,370,105	10,897,323	9,307,263
PEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,129,391)	478,362	(2,221,470)	(1,207,093)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	327,101	3,244,357	121,077	(1,182,102)
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(503,173)	(2,323,203)	(1,094,539)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment, Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,159,951	831,798	190,971	500,822
PEO | Incremental Fair Value of Options and SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Pension Adjustments, Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,504)	602,013	(45,373)	(480,218)
Non-PEO NEO | Equity Awards Reclassified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,393,832)	(2,437,396)	(4,380,687)	(3,720,262)
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,004,184	2,300,701	4,375,204	3,602,556
Non-PEO NEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(380,161)	(108,888)	(19,974)	(199,761)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	177,586	671,289	182,836	(154,234)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(94,075)	(334,555)	(166,103)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment, Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	290,720	270,382	131,803	157,586
Non-PEO NEO | Incremental Fair Value of Options and SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0		$ 0